Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital	Accumulated deficit
Beginning Balance (in shares) at Dec. 31, 2013		11,116,994
Beginning Balance at Dec. 31, 2013	$ 1,104,212	$ 1,334	$ 1,109,185	$ (6,307)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(116,565)			(116,565)
Shares issued private placement		3,333,333
Stock issued during the period private placement	145,627	$ 400	145,227
Stock Issued During Period, Shares, New Issues		391,250
Stock Issued During Period, Value, New Issues	42,345	$ 47	42,298
Stock Issued During Period, Value, Issued for Services	500	$ 1	499
Stock Issued During Period, Shares, Issued for Services		4,366
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		179,031
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	0	$ 21	(21)
Share-based Compensation	23,869		23,869
Ending Balance (in Shares) at Dec. 31, 2014		15,024,974
Ending Balance at Dec. 31, 2014	1,199,988	$ 1,803		(122,872)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Additional Paid in Capital			1,321,057
Net loss	(510,789)			(510,789)
Stock issued during the period private placement	250		250
Stock Issued During Period, Shares, New Issues		11,083,333
Stock Issued During Period, Value, New Issues	189,673	$ 1,330	188,343
Stock Issued During Period, Shares, Other		1,662,500
Stock Issued During Period, Value, Other	28,430	$ 200	28,230
Stock Issued During Period, Shares, Reverse Stock Splits		(29)
Stock Issued During Period, Value Reverse Stock Splits	0	$ (3,155)
Adjustments to Additional Paid in Capital, Reverse Stock Split			3,155
Stock Issued During Period, Value, Issued for Services	2,380	$ 13	2,367
Stock Issued During Period, Shares, Issued for Services		111,725
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		804,058
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	0	$ 96	(96)
Share-based Compensation	$ 24,599		24,599
Ending Balance (in Shares) at Dec. 31, 2015	28,686,561	28,686,561
Ending Balance at Dec. 31, 2015	$ 934,531	$ 287		(633,661)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Additional Paid in Capital	1,567,905		1,567,905
Net loss	(124,835)			(124,835)
Stock Issued During Period, Shares, New Issues		44,000,000.0
Stock Issued During Period, Value, New Issues	128,112	$ 440	127,672
Stock Issued During Period, Value, Issued for Services	198	$ 0	198
Stock Issued During Period, Shares, Issued for Services		51,679
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		2,560,436
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	0	$ 26	(26)
Share-based Compensation	$ 18,609		18,609
Ending Balance (in Shares) at Dec. 31, 2016	75,298,676	75,298,676
Ending Balance at Dec. 31, 2016	$ 956,615	$ 753		$ (758,496)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Additional Paid in Capital	$ 1,714,358		$ 1,714,358